Income and Expenses - Summary of Movement in Allowance for Expected Credit Losses of Contracts Assets (Detail) ₱ in Millions	12 Months Ended
Dec. 31, 2018 PHP (₱)
Movement In Allowance For Expected Credit Losses Of Contract Assets [Abstract]
Balance at beginning of the year	₱ 114
Provisions during the year	17
Balance at end of the year	₱ 131